Federated Hermes Strategic Value Dividend Fund N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Federated Hermes Equity Funds
Entity Central Index Key	0000745968
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Dec. 31, 2025